SUBSEQUENT EVENTS - (Details) - USD ($)			1 Months Ended
	Dec. 08, 2021	Nov. 28, 2021	Dec. 31, 2021	Dec. 09, 2021	Dec. 01, 2021
Subsequent Event [Line Items]
Gross proceeds from PIPE Investment			$ 120,000,000
Subsequent events
Subsequent Event [Line Items]
Gross proceeds from PIPE Investment	$ 120,000,000
Cash proceeds received by combined company from transaction	150,234,505
Subsequent events | Business Combination Agreement
Subsequent Event [Line Items]
Number of shares converted			1
Merger consideration per share			$ 10.00
Subsequent events | Business Combination Agreement | Convertible notes
Subsequent Event [Line Items]
Conversion price			$ 12.00
Interest rate			7.00%
Maturity term of notes			5 years
Subsequent events | Subscription Agreements
Subsequent Event [Line Items]
Aggregate purchase price			$ 32,500,000
Convertible notes			87,500,000
Subsequent events | Subscription Agreements | Convertible notes
Subsequent Event [Line Items]
Gross proceeds from PIPE Investment			120,000,000
Subsequent events | Forward Purchase Agreement
Subsequent Event [Line Items]
Threshold maturity period for funds		24 months
Total purchase price		$ 65,062,414
Aggregate amount paid for purchase agreement	$ 65,765,390
Subsequent events | Seven Oaks Acquisition Corp
Subsequent Event [Line Items]
Cash Balance in Trust Account			$ 77,784,265
Aggregate amount paid for purchase agreement				$ 65,765,390
Remaining trust account				$ 12,018,875
Subsequent events | Class A Common Stock | Forward Purchase Agreement
Subsequent Event [Line Items]
Total purchase price		$ 6,500,000
Subsequent events | Class A Common Stock | New Boxed | Business Combination Agreement
Subsequent Event [Line Items]
Number of shares converted			1
Subsequent events | Class A Common Stock | Seven Oaks Acquisition Corp
Subsequent Event [Line Items]
Number of shares for redemption			18,098,335
Subsequent events | Google's Cloud Platform | Equity consideration
Subsequent Event [Line Items]
Minimum commitments for first twelve months					$ 3,000,000
Subsequent events | Google's Cloud Platform | Cash consideration
Subsequent Event [Line Items]
Minimum commitments for first twelve months					$ 4,000,000